UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Quarter Ended: June 30, 2000

Check here if amendment [ ]; Amendment Number:
This Amendment (Check only one):	[ ] is a restatement.
							[ ] adds new holdings
entries.

Institutional Investment Manager filing this Report:

Name:	Investment Advisors International, Inc.
		1360 East 9th Street
		Cleveland, Ohio 44114

13F File Number:	28-6392

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person signing this Report on behalf of Reporting Manager:

Name:	Lisa K. Levine
Title:	Associate Counsel
Phone:	216/436-3674
Signature, Place, and Date of Signing:

	Lisa K. Levine		Cleveland, Ohio	June 30, 2000

Report Type (check only one):
[x]	13F Holdings Report
[ ]	13F Notice
[ ]	13F Combination Report

List of other managers reporting for this manager:

I am signing this report as required by the Securities Exchange
Act of 1934.


FORM 13F SUMMARY PAGE

REPORT SUMMARY:

Number of Other Included Managers:		0
Form 13F Information Table Entry Total:	142
Form 13F Information Table Total Value:	$197,687,987

                               Title of    Cusip       Market		    Investment		Voting
Name of Issuer                 Class       Number      Value      Qty       Discretion Managers Authority


COMMON STOCK
A T & T Corp A T & T Wireless Group        001957406      571,438  20,500   Sole                Sole
Aastra Technologies                        002922201       82,720  10,000   Sole                Sole
Abbott Labs Inc.                           002824100    1,440,276  32,320   Sole                Sole
Action Performance                         004933107      182,628  25,190   Sole                Sole
ADC Telecommunications                     000806101    1,514,783  18,060   Sole                Sole
Adobe Systems                              00724F101    1,425,840  10,968   Sole                Sole
Agilent Technologies                       00846U101      460,547   6,245   Sole                Sole
Alcoa Inc.                                 031817101      365,400  12,600   Sole                Sole
AllenTelecom Inc.                          018091108      550,097  31,100   Sole                Sole
Alliance Capital Mgmt. L.P.                01855A101    1,114,793  23,500   Sole                Sole
Alltel Corporation                         020039103    1,080,818  17,450   Sole                Sole
Alteon Websystems                          02145A109      230,145   2,300   Sole                Sole
Amazon.com                                 023135106      268,716   7,400   Sole                Sole
American Express                           025816109    1,145,134  21,969   Sole                Sole
American International Group               026874107    3,191,418  27,161   Sole                Sole
American Management Systems                027352103      256,223   7,805   Sole                Sole
Amgen Inc                                  031162100      511,771   7,285   Sole                Sole
Amkor Technology                           031652100    2,334,189  66,100   Sole                Sole
AmSouth Bancorp                            032165102      850,484  53,999   Sole                Sole
AT & T Corp.                               001957109    2,794,765  88,372   Sole                Sole
Autonomy Corp PLC                          G0669T101      242,000   2,000   Sole                Sole
Axa Financial                              002451102    1,754,400  51,600   Sole                Sole
Bank of America Corp                       060505104    1,481,651  34,457   Sole                Sole
Beamscope Canada Inc.                      073917106      545,142 120,500   Sole                Sole
Bell & Howell Holdings                     077852101      676,575  27,900   Sole                Sole
Bellsouth Corporation                      077852102    3,394,229  79,630   Sole                Sole
BP Amoco PLC ADR                           055622104    4,232,949  74,836   Sole                Sole
Brandywine Realty Trust                    101137110      191,250  10,000   Sole                Sole
Bristol-Myers Squibb                       110122108    3,888,654  66,758   Sole                Sole
Burlington Resources Inc.                  101137111      324,360   8,480   Sole                Sole
Carnival Cruise Lines Inc Cl A             143658102      333,450  17,100   Sole                Sole
Charter One Financial                      160903100   15,046,186 654,182   Sole                Sole
Chevron Corp                               101137116    1,988,229  23,408   Sole                Sole
CINergy                                    101137118    1,193,073  46,901   Sole                Sole
Cisco Systems                              17275R102      550,138   8,655   Sole                Sole
Citigroup                                  172967101      444,344   7,375   Sole                Sole
Cognos Inc.                                19244C109      868,875  21,000   Sole                Sole
Convergys Corp                             212485106    2,038,688  39,300   Sole                Sole
Copper Mountain Networks Inc.              217510106    1,833,000  20,800   Sole                Sole
CyberSentry Inc.                           073917106       97,375  19,000   Sole                Sole
Diebold Inc.                               253651103      548,998  19,695   Sole                Sole
Dime Coummunity Bancshares                 253922108      195,000  12,000   Sole                Sole
Disney, Walt Co.                           253651103      357,477   9,210   Sole                Sole
Dow Chemical                               253651103      787,907  26,100   Sole                Sole
Du Pont (EI) de Nemours                    263534109      262,500   6,000   Sole                Sole
Duke Energu=y                              264399106      496,100   8,800   Sole                Sole
E M C Corporation                          268648102    3,967,693  51,570   Sole                Sole
Electronics for Imaging                    285661104      850,517  33,600   Sole                Sole
Eli Lilly Co                               285661104    1,410,734  14,125   Sole                Sole
Emerson Electric                           285661104      748,650  12,400   Sole                Sole
Enron Corp                                 293561106      214,463   3,325   Sole                Sole
Extreme Networks Inc.                      30226D106      685,750   6,500   Sole                Sole
Exxon Mobil Corp.                          285661104    2,628,039  33,478   Sole                Sole
Federal National Mortgage Assoc.           313586109      438,484   8,402   Sole                Sole
Fifth Third Bancorp.                       316773100    1,150,518  18,190   Sole                Sole
First Essex Bancorp Inc                    320103104      191,256  12,000   Sole                Sole
Firstar Inc.                               33763V109    1,464,300  69,520   Sole                Sole
FirstMerit Corp                            337915102      660,017  30,878   Sole                Sole
Ford Motor Corp. com new                   345370100      658,846  15,322   Sole                Sole
Fort James                                 347471104      283,559  12,262   Sole                Sole
Gabelli Equity Trust                       362397101      201,785  16,556   Sole                Sole
Gannett Company Inc.                       364730101      227,050   3,796   Sole                Sole
Gap Incorporated                           364760108    1,563,950  50,450   Sole                Sole
General Electric                           369604103    7,645,160 144,248   Sole                Sole
Gilead Sciences Inc                        375558103      355,625   5,000   Sole                Sole
Glaxo Wellcome PLC ADR                     37733W105      289,065   5,000   Sole                Sole
Global Technovations                       37939M109      105,750  94,000   Sole                Sole
Greenpoint Financial Corp.                 395384100      413,438  22,050   Sole                Sole
H & Q Healthcare Fund                      404052102      611,479  19,805   Sole                Sole
H & Q Life Sciences Fund                   404053100      419,135  14,118   Sole                Sole
Harley Davidson Inc.                       412822108    2,489,410  64,660   Sole                Sole
Hertz Corporation                          428040109      434,977  15,500   Sole                Sole
Hewlett-Packard Company                    428236103    2,038,506  16,390   Sole                Sole
Home Depot                                 437076102    1,942,738  38,903   Sole                Sole
Honeywell International                    438516106      605,205  17,965   Sole                Sole
Infonet Services                           45666T106      358,140  30,000   Sole                Sole
Intel Corp                                 458140100    9,921,655  74,215   Sole                Sole
International Business Machines            459200101    3,777,732  34,480   Sole                Sole
Invacare                                   461203101      569,625  21,700   Sole                Sole
J.P. Morgan & Co., Inc.                    616880100      825,827   7,499   Sole                Sole
Jetform Corp.                              477155105      689,813 141,500   Sole                Sole
Johnson & Johnson                          478160104    3,503,278  34,388   Sole                Sole
KeyCorp                                    493267108    1,007,445  57,160   Sole                Sole
Korea Thru Net Co Ltd Cl A                 Y49975108      501,200  35,800   Sole                Sole
Lam Research Corp                          512807108    1,950,000  52,000   Sole                Sole
Lehman Brothers Holdings                   524908100      378,252   4,000   Sole                Sole
London American Ventures Trust             G55636107       38,700 215,000   Sole                Sole
Lucent Technologies                        549463107    7,828,762 132,131   Sole                Sole
M.A. Hanna Co                              410522106      857,250  95,250   Sole                Sole
Martek Biosciences Corp                    572901106      995,625  53,100   Sole                Sole
McDonalds Corp                             580135101    1,303,357  39,570   Sole                Sole
Medimmune Inc.                             584669102    1,554,000  21,000   Sole                Sole
Merck & Co                                 589331107    1,249,907  16,312   Sole                Sole
Microsoft Corporation                      594918104    1,036,000  12,950   Sole                Sole
Motorola Incorporated                      620076109    1,907,841  65,645   Sole                Sole
News Corp Ltd ADS                          652487703    2,866,700  52,600   Sole                Sole
NHC Communications Inc.                    628937104      297,120  40,000   Sole                Sole
Oak Hill Financial Inc.                    671337103      161,000  11,500   Sole                Sole
Oglebay Norton Company                     677007106      624,750  24,500   Sole                Sole
Oracle Systems                             68389x105    3,518,037  41,850   Sole                Sole
Oratec Interventions Inc.                  68554M108      216,938   6,500   Sole                Sole
Pacific Century Cyberworks Ltd            Y68010N100       56,514  28,600   Sole                Sole
Pall Corp                                  696429307      351,500  19,000   Sole                Sole
Parker-Hannifin                            701094104      973,591  28,426   Sole                Sole
Peapod Inc.                                704718105       63,651  21,000   Sole                Sole
Pepsico Inc.                               713448108      512,815  11,540   Sole                Sole
Pfizer Inc                                 717081103    8,162,976 170,062   Sole                Sole
Procter & Gamble                           742718109    1,804,635  31,522   Sole                Sole
Progressive Corp                           743315103    2,090,278  28,247   Sole                Sole
PVF Capital Corp                           693654105      464,155  47,300   Sole                Sole
Qualcomm Incorporated                      747525103    5,769,000  96,150   Sole                Sole
Royal Dutch Petroleum                      780257705    1,295,778  21,048   Sole                Sole
RPM Inc.                                   749685103      130,005  12,840   Sole                Sole
Safeguard Scientific Inc                   786449108    1,009,985  31,500   Sole                Sole
SBC Communications                         78387G103      606,408  14,021   Sole                Sole
Schering-Plough                            806605101    2,552,775  50,550   Sole                Sole
Seaway Food Town                           812744100      498,480  29,760   Sole                Sole
Smithkline Beecham plc ADR                 832378301      651,880  10,000   Sole                Sole
Sony Corporation ADR                       835699307    1,580,686  16,760   Sole                Sole
Southwest Airlines                         844741108    3,638,937 192,150   Sole                Sole
Spacehab Inc                               826243103      103,500  23,000   Sole                Sole
Steris Corp                                859152100      272,019  30,650   Sole                Sole
Stride Rite Corp.                          863314100       79,625  13,000   Sole                Sole
Sun Microsystems Inc.                      866810104      545,628   6,000   Sole                Sole
Symbol Technologies Inc.                   871508107    1,130,868  20,942   Sole                Sole
Techniclone Intl                           878517309      310,000  80,000   Sole                Sole
Time Warner Inc                            887315109    1,214,480  15,980   Sole                Sole
Tommy Hilfiger                             G8915Z102      150,000  20,000   Sole                Sole
Twentieth Century Energy                   901200105            0  10,000   Sole                Sole
United Dominion Realty Trust Inc.          910197102      132,000  12,000   Sole                Sole
Urstadt Biddle Class A                     917286106      171,000  24,000   Sole                Sole
Vasomedical Inc.                           922321104       45,000  10,000   Sole                Sole
Verizon Communications                     92343V104    3,416,832  67,410   Sole                Sole
Vodafone Group PLC                         92857T107      352,223   8,500   Sole                Sole
Wachovia Corporation                       929771103      373,132   6,878   Sole                Sole
Wells Fargo and Company                    949746101    1,396,163  36,030   Sole                Sole
White Mountain Insurance Group             G9618E107      224,000   1,400   Sole                Sole
Worldcom, Inc.                             98157D106    6,054,995 131,989   Sole                Sole
Xerox Corp                                 984121103    1,359,125  65,500   Sole                Sole
XL Capital Ltd.                            G98255105      351,434   6,493   Sole                Sole


PREFERRED STOCK
Merrill Lynch Capital Trust 7.28% Pfd      59021K20       585,576  27,000   Sole                Sole
Gabelli Equity Trust Pfd 7.25%             362397309      426,563  19,500   Sole                Sole

